REVENUE - Remaining Performance Obligations (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 172,429
Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	114,440
Hardware
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 57,989
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	13.00%
Period expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Hardware
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	100.00%
Period expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	48.00%
Period expected to be recognized as revenue	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01 | Hardware
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	0.00%
Period expected to be recognized as revenue	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01 | Service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	39.00%
Period expected to be recognized as revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01 | Hardware
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	0.00%
Period expected to be recognized as revenue